Investments (Details 48) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Invested Assets
Other invested assets	$ 23,581	$ 15,400
% of Total	100.00%	100.00%
Freestanding derivatives with positive fair values [Member]
Other Invested Assets
Other invested assets	16,200	7,777
% of Total	68.70%	50.50%
Leveraged leases, net of non-recourse debt [Member]
Other Invested Assets
Other invested assets	2,248	2,191
% of Total	9.50%	14.20%
Tax credit partnerships [Member]
Other Invested Assets
Other invested assets	1,531	976
% of Total	6.50%	6.30%
MSR's [Member]
Other Invested Assets
Other invested assets	666	950
% of Total	2.80%	6.20%
Funds withheld [Member]
Other Invested Assets
Other invested assets	608	551
% of Total	2.60%	3.60%
Joint venture investments [Member]
Other Invested Assets
Other invested assets	171	664
% of Total	0.70%	4.30%
Other [Member]
Other Invested Assets
Other invested assets	$ 2,157	$ 2,291
% of Total	9.20%	14.90%